UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2013

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2013

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-49.9%
		Fannie Mae:
$391	M	10/1/13		0.08%		$ 391,000
477	M	10/23/13		0.05		476,985
300	M	Federal Farm Credit Bank, 11/5/2013		0.05		299,985
		Federal Home Loan Bank:
300	M	10/2/13		0.04		300,000
400	M	10/11/13		0.07		399,993
400	M	10/23/13		0.05		399,988
240	M	10/25/13		0.11		239,982
287	M	10/28/13		0.11		286,976
400	M	11/13/13		0.08		399,962
		Freddie Mac:
385	M	10/3/13		0.08		384,998
400	M	10/22/13		0.12		399,972
800	M	12/3/13		0.05		799,937
600	M	1/23/14		0.06		599,886
250	M	3/3/14		0.07		249,926
Total Value of U.S. Government Agency Obligations (cost $5,629,590)						5,629,590
		VARIABLE AND FLOATING RATE NOTES-16.7%
		Federal Farm Credit Bank:
340	M	10/15/13		0.22		340,012
500	M	3/18/14		0.08		499,977
150	M	Federal Home Loan Bank, 11/8/2013		0.14		150,003
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/2030		0.06		400,000
		Valdez, Alaska Marine Terminal Rev.:
200	M	Exxon Pipeline Co. Project B 12/1/33		0.06		200,000
300	M	Exxon Pipeline Co. Project C 12/1/33		0.06		300,000
Total Value of Variable and Floating Rate Notes (cost $1,889,992)						1,889,992
		CORPORATE NOTES-13.3%
500	M	Coca-Cola Co., 2/27/2014	(a)	0.19		499,607
500	M	Proctor & Gamble Co., 10/15/2013	(a)	0.13		499,975
500	M	Wal-Mart Stores, Inc., 10/16/2013	(a)	0.07		499,985
Total Value of Corporate Notes (cost $1,499,567)						1,499,567
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-21.2%
		U.S. Treasury Bills:
600	M	10/31/13		0.04		599,980
1,000	M	1/9/14		0.02		999,950
800	M	1/9/14		0.06		799,877
Total Value of Short-Term U.S. Government Obligations (cost $2,399,807)						2,399,807
Total Value of Investments (cost $11,418,956)**		101.1%				11,418,956
Excess of Liabilities Over Other Assets		(1.1)				(126,937)
Net Assets		100.0%				$ 11,292,019

*	The interest rates shown are the effective rates at the time of purchase by the
Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2013.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2013, the Fund held three Section 4(2) securities with an aggregate value of $1,499,567 representing
13.3% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$5,629,590	$-	$5,629,590
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	1,389,992	-	1,389,992
Municipal Bonds	-	500,000	-	500,000
Corporate Notes	-	1,499,567	-	1,499,567
Short-Term U.S. Government Obligations	-	2,399,807	-	2,399,807
Total Investments in Securities	$-	$11,418,956	$-	$11,418,956

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
September 30, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.2%
			Consumer Discretionary-12.7%
2,700			BorgWarner, Inc.	$ 273,753
5,400			CBS Corporation - Class "B"	297,864
28,000			Comcast Corporation - Special Shares "A"	1,214,360
33,100			Dana Holding Corporation	756,004
20,500			Delphi Automotive, PLC	1,197,610
2,600			Genuine Parts Company	210,314
17,500			GNC Holdings, Inc. - Class "A"	956,025
11,300			Hanesbrands, Inc.	704,103
9,100			Harman International Industries, Inc.	602,693
7,700			Home Depot, Inc.	584,045
9,050			Lowe's Companies, Inc.	430,870
4,400			McDonald's Corporation	423,324
20,500			Newell Rubbermaid, Inc.	563,750
23,800		*	Orient-Express Hotels, Ltd. - Class "A"	308,924
29,400			Regal Entertainment Group - Class "A"	558,012
12,900			Staples, Inc.	188,985
14,566			Time Warner, Inc.	958,588
2,600			Tupperware Brands Corporation	224,562
11,300			Walt Disney Company	728,737
				11,182,523
			Consumer Staples-10.3%
41,900			Altria Group, Inc.	1,439,265
19,100			Avon Products, Inc.	393,460
7,000			Beam, Inc.	452,550
11,750			Coca-Cola Company	445,090
10,700			ConAgra Foods, Inc.	324,638
16,750			CVS Caremark Corporation	950,562
4,600			Dr. Pepper Snapple Group, Inc.	206,172
2,500			Herbalife, Ltd.	174,425
5,100			Kimberly-Clark Corporation	480,522
12,566			Kraft Foods Group, Inc.	658,961
4,400			Nu Skin Enterprises, Inc. - Class "A"	421,256
7,100			PepsiCo, Inc.	564,450
10,000			Philip Morris International, Inc.	865,900
16,400		*	Prestige Brands Holdings, Inc.	493,968
10,100			Procter & Gamble Company	763,459
5,300			Wal-Mart Stores, Inc.	391,988
				9,026,666
			Energy-10.0%
4,500			Alerian MLP (ETF)	79,155
13,450			Chevron Corporation	1,634,175
12,300			ConocoPhillips	854,973
11,200			Devon Energy Corporation	646,912
10,100			Ensco, PLC - Class "A"	542,875
10,500			ExxonMobil Corporation	903,420
18,500			Marathon Oil Corporation	645,280
5,000			Marathon Petroleum Corporation	321,600
5,400			National Oilwell Varco, Inc.	421,794
14,400			Noble Corporation	543,888
12,200			Occidental Petroleum Corporation	1,141,188
7,500			Royal Dutch Shell, PLC - Class "A" (ADR)	492,600
13,800			Seadrill, Ltd.	622,104
				8,849,964
			Financials-16.0%
9,600			ACE, Ltd.	898,176
4,500			American Express Company	339,840
3,800			Ameriprise Financial, Inc.	346,104
24,000			Armada Hoffler Properties, Inc. (REIT)	237,840
22,500			Berkshire Hills Bancorp, Inc.	564,975
4,022			Chubb Corporation	359,004
15,600			Discover Financial Services	788,424
31,800			Financial Select Sector SPDR Fund (ETF)	633,456
24,700			FirstMerit Corporation	536,237
7,200			Invesco, Ltd.	229,680
5,500			iShares S&P U.S. Preferred Stock Index Fund (ETF)	209,000
30,600			JPMorgan Chase & Company	1,581,714
6,500			M&T Bank Corporation	727,480
9,000			MetLife, Inc.	422,550
17,800			Oritani Financial Corporation	292,988
11,500			PNC Financial Services Group, Inc.	833,175
13,100			Protective Life Corporation	557,405
41,000			Provident New York Bancorp	446,490
1,300		*	Rexford Industrial Realty, Inc. (REIT)	17,563
25,500			Select Income REIT (REIT)	657,900
8,100			Travelers Companies, Inc.	686,637
15,200			U.S. Bancorp	556,016
18,300			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	363,804
38,900			Wells Fargo & Company	1,607,348
24,000			Westfield Financial, Inc.	169,440
				14,063,246
			Health Care-12.4%
7,900			Abbott Laboratories	262,201
15,700			AbbVie, Inc.	702,261
6,500			Baxter International, Inc.	426,985
10,100			Covidien, PLC	615,494
12,350			GlaxoSmithKline, PLC (ADR)	619,599
22,600			Johnson & Johnson	1,959,194
34,870			Merck & Company, Inc.	1,660,161
7,700			Novartis AG (ADR)	590,667
8,400			Omnicare, Inc.	466,200
65,585			Pfizer, Inc.	1,882,945
7,400			Thermo Fisher Scientific, Inc.	681,910
37,000			Warner Chilcott, PLC - Class "A"	845,450
7,790			Zoetis, Inc.	242,425
				10,955,492
			Industrials-11.8%
7,050			3M Company	841,841
6,411		*	ADT Corporation	260,671
8,800			Altra Holdings, Inc.	236,808
5,400			Chicago Bridge & Iron Company NV - NY Shares	365,958
5,600			Dover Corporation	503,048
5,800			Eaton Corporation, PLC	399,272
2,300		*	Esterline Technologies Corporation	183,747
9,500			G&K Sevices, Inc. - Class "A"	573,705
18,400			Generac Holdings, Inc.	784,576
3,100			General Dynamics Corporation	271,312
67,900			General Electric Company	1,622,131
13,500			Honeywell International, Inc.	1,121,040
9,250			ITT Corporation	332,538
5,889			Pentair, Ltd.	382,432
3,600			Snap-On, Inc.	358,200
4,400		*	TAL International Group, Inc.	205,612
16,325			Tyco International, Ltd.	571,049
4,200			United Parcel Service, Inc. - Class "B"	383,754
9,000			United Technologies Corporation	970,380
				10,368,074
			Information Technology-9.5%
1,280			Apple, Inc.	610,240
3,800			Automatic Data Processing, Inc.	275,044
55,900			Cisco Systems, Inc.	1,309,178
56,500			Intel Corporation	1,294,980
14,950			Intersil Corporation - Class "A"	167,889
5,500			Maxim Integrated Products, Inc.	163,900
25,500			Mentor Graphics Corporation	595,935
18,000			Microchip Technology, Inc.	725,220
45,850			Microsoft Corporation	1,527,264
7,350			Molex, Inc.	283,122
9,500			Oracle Corporation	315,115
10,100			QUALCOMM, Inc.	680,336
7,350			TE Connectivity, Ltd.	380,583
				8,328,806
			Materials-4.5%
3,500			Cytec Industries, Inc.	284,760
12,200			Dow Chemical Company	468,480
9,390			DuPont (E.I.) de Nemours & Company	549,878
10,350			Freeport-McMoRan Copper & Gold, Inc.	342,378
13,900			International Paper Company	622,720
10,100			LyondellBasell Industries NV - Class "A"	739,623
7,000			Rock-Tenn Company - Class "A"	708,890
5,600			Sonoco Products Company	218,064
				3,934,793
			Telecommunication Services-3.3%
37,110			AT&T, Inc.	1,255,060
20,400			NTELOS Holdings Corporation	383,520
26,500			Verizon Communications, Inc.	1,236,490
				2,875,070
			Utilities-3.7%
16,300			American Electric Power Company, Inc.	706,605
6,400			NextEra Energy, Inc.	513,024
16,700			NiSource, Inc.	515,863
11,000			Portland General Electric Company	310,530
20,200			PPL Corporation	613,676
19,400			Vectren Corporation	646,990
				3,306,688
Total Value of Common Stocks (cost $61,147,408)				82,891,322
			PREFERRED STOCKS-.5%
			Financials
11,400			Digital Realty Trust, Inc., Series G, 5.875%, 2049	225,150
9,000			Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049	215,460
Total Value of Preferred Stocks (cost $507,929)				440,610
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-3.4%
$3,000	M		U.S. Treasury Bills, 0.016%, 10/17/2013 (cost $2,999,979)	2,999,979
			SHORT-TERM US GOVERNMENT AGENCY OBLIGATIONS-1.2%
1,000	M		Federal Home Loan Bank, 0.02%, 10/2/2013 (cost $999,999)	999,999
Total Value of Investments (cost $65,655,315)			99.3%	87,331,910
Other Assets, Less Liabilities			.7	648,083
Net Assets			100.0%	$ 87,979,993

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2013, the cost of investments for federal income tax purposes was $65,686,382. Accumulated net unrealized appreciation on investments was
$21,645,528, consisting of $22,041,809 gross unrealized appreciation and
$396,281 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$82,891,322	$-	$-	$82,891,322
Preferred Stocks	440,610.00	-	-	440,610
Short-Term U.S. Government
Obligations	-	2,999,979	-	2,999,979
Short-Term U.S. Government
Agency Obligations	-	999,999	-	999,999
Total Investments in Securities*	$83,331,932	$3,999,978	$-	$87,331,910

*The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
September 30, 2013

Principal
Amount
or Shares			Security				Value
			CORPORATE BONDS-89.4%
			Aerospace/Defense-.5%
$475	M		Meccanica Holdings USA, Inc., 6.25%, 7/15/2019	(a)			$ 489,840
			Automotive-3.6%
			American Axle & Manufacturing, Inc.:
300	M		6.25%, 3/15/2021				310,500
250	M		6.625%, 10/15/2022				257,500
325	M		Cooper Tire & Rubber Co., 8%, 12/15/2019				333,531
300	M		Cooper-Standard Automotive, Inc., 8.5%, 5/1/2018				321,000
			General Motors Financial Co., Inc.:
75	M		3.25%, 5/15/2018	(a)			73,125
25	M		4.25%, 5/15/2023	(a)			22,906
450	M		Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)			450,000
125	M		Goodyear Tire & Rubber Co., 8.25%, 8/15/2020				140,313
300	M		Oshkosh Corp., 8.5%, 3/1/2020				332,250
			Schaeffler Finance BV:
200	M		6.875%, 8/15/2018	(a)			210,500
400	M		8.5%, 2/15/2019	(a)			448,000
325	M		4.75%, 5/15/2021	(a)			316,875
							3,216,500
			Building Materials-2.0%
50	M		Allegion US Holding Co., 5.75%, 10/1/2021	(a)	(b)		50,375
			Building Materials Corp.:
475	M		6.875%, 8/15/2018	(a)			510,031
250	M		7.5%, 3/15/2020	(a)			270,625
200	M		Cemex Finance, LLC, 9.375%, 10/12/2022	(a)			220,000
			Cemex SAB de CV:
200	M		9.5%, 6/15/2018	(a)			222,500
200	M		5.875%, 3/25/2019	(a)			192,500
300	M		Texas Industries, Inc., 9.25%, 8/15/2020				331,500
							1,797,531
			Chemicals-2.2%
400	M		Ferro Corp., 7.875%, 8/15/2018				422,000
225	M		Huntsman International, LLC, 8.625%, 3/15/2020				248,625
150	M		LSB Industries, Inc., 7.75%, 8/1/2019	(a)			156,375
75	M		NOVA Chemicals Corp., 5.25%, 8/1/2023	(a)			75,422
225	M		Orion Engineered Carbon Bondco GmbH, 9.625%, 6/15/2018	(a)			249,750
200	M		SPCM SA, 6%, 1/15/2022	(a)	(b)		202,000
575	M		TPC Group, Inc., 8.75%, 12/15/2020	(a)			590,813
							1,944,985
			Consumer Non-Durables-2.7%
300	M		Hanesbrands, Inc., 6.375%, 12/15/2020				324,750
			Levi Strauss & Co.:
350	M		7.625%, 5/15/2020				378,875
375	M		6.875%, 5/1/2022				399,375
142	M		Libbey Glass, Inc., 6.875%, 5/15/2020				151,940
325	M		Phillips Van-Heusen Corp., 7.375%, 5/15/2020				355,875
			Reynolds Group Issuer, Inc.:
100	M		7.125%, 4/15/2019				106,750
475	M		5.75%, 10/15/2020				479,156
			Spectrum Brands Escrow Corp.:
100	M		6.375%, 11/15/2020	(a)			104,500
125	M		6.625%, 11/15/2022	(a)			130,000
							2,431,221
			Energy-15.0%
			AmeriGas Finance, LLC:
50	M		6.75%, 5/20/2020				53,375
175	M		7%, 5/20/2022				182,875
175	M		Antero Resources Finance Corp., 6%, 12/1/2020				177,625
			Atlas Pipeline Partners, LP:
200	M		4.75%, 11/15/2021	(a)			181,750
525	M		5.875%, 8/1/2023	(a)			496,125
			Basic Energy Services, Inc.:
150	M		7.75%, 2/15/2019				152,250
275	M		7.75%, 10/15/2022				267,437
			Berry Petroleum Co.:
90	M		6.75%, 11/1/2020				92,025
300	M		6.375%, 9/15/2022				303,000
325	M		Calumet Specialty Products Partners, LP, 9.625%, 8/1/2020				360,750
			Chesapeake Energy Corp.:
275	M		7.25%, 12/15/2018				312,812
100	M		6.625%, 8/15/2020				108,000
75	M		6.875%, 11/15/2020				81,375
250	M		5.75%, 3/15/2023				251,875
100	M		Concho Resources, Inc., 5.5%, 4/1/2023				99,250
			Consol Energy, Inc.:
125	M		8%, 4/1/2017				133,437
625	M		8.25%, 4/1/2020				673,437
25	M		Continental Resources, Inc., 4.5%, 4/15/2023				24,656
500	M		Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019				502,500
375	M		El Paso Corp., 6.5%, 9/15/2020				394,595
200	M		Energy XXI Gulf Coast, Inc., 7.5%, 12/15/2021	(a)			198,000
415	M		Expro Finance Luxembourg SCA, 8.5%, 12/15/2016	(a)			437,306
475	M		Ferrellgas Partners, LP, 9.125%, 10/1/2017				500,531
150	M		Forum Energy Technologies, Inc., 6.25%, 10/1/2021	(a)			151,312
450	M		Genesis Energy, LP, 7.875%, 12/15/2018				482,625
150	M		Gibson Energy, Inc., 6.75%, 7/15/2021	(a)			155,625
400	M		Inergy Midstream, LP, 6%, 12/15/2020	(a)			399,000
			Legacy Reserves, LP:
400	M		8%, 12/1/2020	(a)			406,000
225	M		6.625%, 12/1/2021	(a)			211,500
			Linn Energy, LLC:
75	M		6.5%, 5/15/2019				72,375
225	M		6.25%, 11/1/2019	(a)			213,187
175	M		8.625%, 4/15/2020				181,781
300	M		7.75%, 2/1/2021				303,000
			Newfield Exploration Co.:
50	M		7.125%, 5/15/2018				52,125
150	M		5.75%, 1/30/2022				150,375
200	M		NuStar Logistics, LP, 6.75%, 2/1/2021				204,500
			Oasis Petroleum, Inc.:
125	M		6.5%, 11/1/2021				132,500
50	M		6.875%, 3/15/2022	(a)			52,875
			Offshore Group Investment, Ltd.:
250	M		7.5%, 11/1/2019				264,375
150	M		7.125%, 4/1/2023				147,000
225	M		Pacific Drilling SA, 5.375%, 6/1/2020	(a)			219,937
			Penn Virginia Resource Partners, LP:
275	M		8.25%, 4/15/2018				286,687
150	M		8.375%, 6/1/2020				156,750
25	M		6.5%, 5/15/2021	(a)			23,718
125	M		PetroLogistics, LP, 6.25%, 4/1/2020	(a)			123,125
100	M		Plains Exploration & Production Co., 6.125%, 6/15/2019				107,272
400	M		Rain CII Carbon, LLC, 8.25%, 1/15/2021	(a)			404,000
200	M		Range Resources Corp., 5%, 3/15/2023				193,000
200	M		RKI Exploration & Production, LLC, 8.5%, 8/1/2021	(a)			201,750
150	M		Samson Investment Co., 10.25%, 2/15/2020	(a)			159,750
575	M		SandRidge Energy, Inc., 7.5%, 2/15/2023				572,125
150	M		SESI, LLC, 6.375%, 5/1/2019				159,375
			SM Energy Co.:
75	M		6.625%, 2/15/2019				78,375
150	M		6.5%, 11/15/2021				156,750
150	M		6.5%, 1/1/2023				153,750
			Suburban Propane Partners, LP:
274	M		7.5%, 10/1/2018				294,550
57	M		7.375%, 8/1/2021				61,275
75	M		Tesoro Logistics, LP, 5.875%, 10/1/2020				75,187
425	M		Unit Corp., 6.625%, 5/15/2021				437,750
							13,430,267
			Financials-4.5%
			Algeco Scotsman Global Finance, PLC:
200	M		8.5%, 10/15/2018	(a)			212,500
200	M		10.75%, 10/15/2019	(a)			202,000
			Ally Financial, Inc.:
475	M		6.25%, 12/1/2017				509,722
175	M		4.75%, 9/10/2018				174,407
700	M		8%, 3/15/2020				808,500
100	M		CNH Capital, LLC, 6.25%, 11/1/2016				110,500
150	M		Hockey Merger Sub 2, Inc., 7.875%, 10/1/2021	(a)	(b)		150,938
			International Lease Finance Corp.:
650	M		8.75%, 3/15/2017				749,125
100	M		6.25%, 5/15/2019				105,500
575	M		8.25%, 12/15/2020				656,938
225	M		Midcontinent Communications & Finance Corp., 6.25%, 8/1/2021	(a)			227,250
125	M		Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)			125,469
							4,032,849
			Food/Beverage/Tobacco-1.0%
225	M		B&G Foods, Inc., 4.625%, 6/1/2021				215,438
200	M		Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)			202,372
100	M		Chiquita Brands International, Inc., 7.875%, 2/1/2021	(a)			106,500
225	M		JBS USA LLC, 7.25%, 6/1/2021	(a)			223,875
100	M		Sun Merger Sub, Inc., 5.25%, 8/1/2018	(a)			102,750
							850,935
			Food/Drug-1.4%
375	M		BI-LO, LLC, 8.625%, 9/15/2018	(a)			382,500
475	M		NBTY, Inc., 9%, 10/1/2018				523,688
325	M		Tops Holding Corp., 8.875%, 12/15/2017	(a)			357,500
							1,263,688
			Forest Products/Containers-2.9%
			Ardagh Packaging Finance, PLC:
200	M		7.375%, 10/15/2017	(a)			215,000
300	M		7%, 11/15/2020	(a)			289,500
			Ball Corp.:
325	M		7.375%, 9/1/2019				353,438
150	M		4%, 11/15/2023				135,375
325	M		Clearwater Paper Corp., 7.125%, 11/1/2018				351,000
250	M		CROWN Americas, LLC, 4.5%, 1/15/2023	(a)			230,000
300	M		Greif, Inc., 7.75%, 8/1/2019				340,500
			Sealed Air Corp.:
175	M		8.125%, 9/15/2019	(a)			196,000
165	M		8.375%, 9/15/2021	(a)			187,688
220	M		Tekni-Plex, Inc., 9.75%, 6/1/2019	(a)			248,600
							2,547,101
			Gaming/Leisure-1.0%
175	M		Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021	(a)	(b)		175,766
100	M		Nai Entertainment Holdings, LLC, 5%, 8/1/2018	(a)			102,500
400	M		National CineMedia, LLC, 7.875%, 7/15/2021				438,000
175	M		Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)			167,125
							883,391
			Health Care-5.6%
115	M		Aviv Healthcare Properties, LP, 7.75%, 2/15/2019				123,912
425	M		Biomet, Inc., 6.5%, 8/1/2020				440,937
			Community Health Systems, Inc.:
450	M		8%, 11/15/2019				474,187
325	M		7.125%, 7/15/2020				328,656
200	M		DaVita, Inc., 6.375%, 11/1/2018				210,500
150	M		Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019	(a)			157,125
600	M		Genesis Health Ventures, Inc., 9.75%, 6/15/2005	(c)	(d)		-
			HCA, Inc.:
75	M		8%, 10/1/2018				86,437
75	M		8.5%, 4/15/2019				80,812
250	M		6.5%, 2/15/2020				271,562
25	M		7.25%, 9/15/2020				27,250
175	M		6.25%, 2/15/2021				178,281
275	M		7.75%, 5/15/2021				293,218
300	M		7.5%, 2/15/2022				330,000
			HealthSouth Corp.:
75	M		8.125%, 2/15/2020				82,031
117	M		7.75%, 9/15/2022				126,067
525	M		Tenet Healthcare Corp., 8.125%, 4/1/2022	(a)			549,281
325	M		Universal Hospital Services, Inc., 7.625%, 8/15/2020				337,187
550	M		Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/2020	(a)			574,750
300	M		Vanguard Health Holding Co. II, LLC, 8%, 2/1/2018				318,000
							4,990,193
			Information Technology-2.6%
			Activision Blizzard, Inc.:
125	M		5.625%, 9/15/2021	(a)			125,469
50	M		6.125%, 9/15/2023	(a)			50,375
250	M		Advanced Micro Devices, Inc., 7.5%, 8/15/2022				240,625
			Audatex North America, Inc.:
275	M		6.75%, 6/15/2018				292,875
175	M		6%, 6/15/2021	(a)			179,375
200	M		CyrusOne, LP, 6.375%, 11/15/2022				199,500
175	M		Equinix, Inc., 7%, 7/15/2021				187,031
425	M		Healthcare Technology Intermediate, Inc., 7.375%, 9/1/2018	(a)			436,156
250	M		Lender Processing Services, Inc., 5.75%, 4/15/2023				257,813
275	M		MEMC Electronic Materials, Inc., 7.75%, 4/1/2019				286,000
75	M		Verisign, Inc., 4.625%, 5/1/2023	(a)			70,875
							2,326,094
			Manufacturing-4.1%
200	M		Amsted Industries, 8.125%, 3/15/2018	(a)			213,000
			Bombardier, Inc.:
325	M		7.5%, 3/15/2018	(a)			366,438
300	M		7.75%, 3/15/2020	(a)			340,500
200	M		6.125%, 1/15/2023	(a)			201,000
515	M		Case New Holland, Inc., 7.875%, 12/1/2017				601,263
325	M		Dematic SA, 7.75%, 12/15/2020	(a)			339,625
425	M		Edgen Murray Corp., 8.75%, 11/1/2020	(a)			433,500
300	M		EDP Finance BV, 6%, 2/2/2018	(a)			311,250
			Rexel SA:
675	M		6.125%, 12/15/2019	(a)			693,563
200	M		5.25%, 6/15/2020	(a)			196,000
							3,696,139
			Media-Broadcasting-3.7%
325	M		Allbritton Communication Co., 8%, 5/15/2018				351,406
			Belo Corp.:
100	M		7.75%, 6/1/2027				106,500
25	M		7.25%, 9/15/2027				25,375
375	M		Block Communications, Inc., 7.25%, 2/1/2020	(a)			395,625
225	M		LIN Television Corp., 8.375%, 4/15/2018				240,750
			Nexstar Broadcasting, Inc.:
350	M		8.875%, 4/15/2017				381,675
425	M		6.875%, 11/15/2020	(a)			434,563
			Sinclair Television Group, Inc.:
275	M		9.25%, 11/1/2017	(a)			290,015
250	M		5.375%, 4/1/2021				238,750
125	M		6.375%, 11/1/2021	(a)		(b)	126,250
			Sirius XM Radio, Inc.:
125	M		5.75%, 8/1/2021	(a)			125,000
100	M		4.625%, 5/15/2023	(a)			91,500
450	M		XM Satellite Radio, Inc., 7.625%, 11/1/2018	(a)			500,625
							3,308,034
			Media-Cable TV-6.5%
			Cablevision Systems Corp.:
400	M		8.625%, 9/15/2017				461,000
175	M		7.75%, 4/15/2018				196,875
			CCO Holdings, LLC:
150	M		7%, 1/15/2019				159,188
175	M		7.375%, 6/1/2020				189,875
75	M		5.25%, 3/15/2021	(a)			72,375
100	M		5.125%, 2/15/2023				92,250
425	M		Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)			435,625
			Clear Channel Worldwide Holdings, Inc.:
25	M		7.625%, 3/15/2020 Series "A"				25,750
275	M		7.625%, 3/15/2020 Series "B"				285,313
150	M		6.5%, 11/15/2022 Series "A"				153,000
325	M		6.5%, 11/15/2022 Series "B"				333,125
125	M		Cogeco Cable, Inc., 4.875%, 5/1/2020	(a)			119,844
			DISH DBS Corp.:
650	M		7.875%, 9/1/2019				744,250
125	M		5%, 3/15/2023				116,563
150	M		Echostar DBS Corp., 7.125%, 2/1/2016				165,188
400	M		Gray Television, Inc., 7.5%, 10/1/2020				418,000
450	M		Harron Communications, LP, 9.125%, 4/1/2020	(a)			497,250
400	M		Nara Cable Funding, Ltd., 8.875%, 12/1/2018	(a)			424,000
			Quebecor Media, Inc.:
251	M		7.75%, 3/15/2016				256,020
25	M		5.75%, 1/15/2023				23,688
575	M		UPC Holding BV, 9.875%, 4/15/2018	(a)			626,750
							5,795,929
			Media-Diversified-1.1%
			Gannett Co., Inc.:
200	M		5.125%, 7/15/2020	(a)			197,000
225	M		6.375%, 10/15/2023	(a)	(b)		223,875
475	M		Lamar Media Corp., 7.875%, 4/15/2018				509,438
							930,313
			Metals/Mining-7.8%
550	M		Alcoa, Inc., 6.15%, 8/15/2020				574,573
225	M		Aleris International, Inc., 7.875%, 11/1/2020				233,437
			ArcelorMittal:
250	M		6.125%, 6/1/2018				265,937
650	M		10.35%, 6/1/2019				802,750
200	M		6.75%, 2/25/2022				211,500
			Arch Coal, Inc.:
50	M		7%, 6/15/2019				39,250
325	M		7.25%, 10/1/2020				247,812
325	M		7.25%, 6/15/2021				247,812
75	M		Coeur d'Alene Mines Corp., 7.875%, 2/1/2021	(a)			76,125
			FMG Resources (August 2006) Property, Ltd.:
175	M		6.375%, 2/1/2016	(a)			179,375
125	M		6%, 4/1/2017	(a)			128,750
475	M		6.875%, 2/1/2018	(a)			498,156
200	M		8.25%, 11/1/2019	(a)			216,500
50	M		6.875%, 4/1/2022	(a)			50,250
425	M		JMC Steel Group, 8.25%, 3/15/2018	(a)			417,562
150	M		Kaiser Aluminum Corp., 8.25%, 6/1/2020				168,375
300	M		Molycorp, Inc., 10%, 6/1/2020				300,750
			Novelis, Inc.:
625	M		8.375%, 12/15/2017				672,656
175	M		8.75%, 12/15/2020				192,938
			Peabody Energy Corp.:
275	M		6%, 11/15/2018				275,688
175	M		6.5%, 9/15/2020				173,250
375	M		6.25%, 11/15/2021				365,625
			Steel Dynamics, Inc.:
175	M		6.125%, 8/15/2019				183,313
100	M		6.375%, 8/15/2022				104,000
			United States Steel Corp.:
75	M		7%, 2/1/2018				79,875
125	M		7.375%, 4/1/2020				129,063
100	M		7.5%, 3/15/2022				103,000
							6,938,322
			Real Estate Investment Trusts-.6%
225	M		Omega Healthcare Investors, Inc., 6.75%, 10/15/2022				243,000
277	M		Taylor Morrison Communities, Inc., 7.75%, 4/15/2020	(a)			304,008
							547,008
			Retail-General Merchandise-2.9%
375	M		Landry's, Inc., 9.375%, 5/1/2020	(a)			397,500
400	M		Limited Brands, Inc., 8.5%, 6/15/2019				479,000
250	M		Michaels Stores, Inc., 7.75%, 11/1/2018				270,000
275	M		Monitronics International, Inc., 9.125%, 4/1/2020				289,438
600	M		Needle Merger Sub Corp., 8.125%, 3/15/2019	(a)			615,000
300	M		Party City Holdings, Inc., 8.875%, 8/1/2020	(a)			324,000
200	M		Sally Holdings, LLC, 6.875%, 11/15/2019				220,000
							2,594,938
			Services-4.1%
			ADT Corp.:
150	M		6.25%, 10/15/2021	(a)			152,438
225	M		3.5%, 7/15/2022				190,563
175	M		APX Group, Inc., 6.375%, 12/1/2019	(a)			166,250
275	M		CoreLogic, Inc., 7.25%, 6/1/2021				294,250
			Covanta Holding Corp.:
100	M		7.25%, 12/1/2020				107,730
300	M		6.375%, 10/1/2022				308,815
100	M		Geo Group, Inc., 5.875%, 1/15/2022	(a)	(b)		99,125
275	M		H&E Equipment Services, Inc., 7%, 9/1/2022				294,250
			Iron Mountain, Inc.:
225	M		7.75%, 10/1/2019				248,344
450	M		5.75%, 8/15/2024				407,250
325	M		Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)			340,844
			PHH Corp.:
200	M		7.375%, 9/1/2019				211,000
175	M		6.375%, 8/15/2021				170,188
375	M		Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019	(a)			411,563
275	M		Safway Group Holding, LLC, 7%, 5/15/2018	(a)			280,500
							3,683,110
			Telecommunications-6.1%
			CenturyLink, Inc.:
25	M		5.625%, 4/1/2020				24,531
200	M		5.8%, 3/15/2022				189,500
			Citizens Communications Co.:
725	M		7.125%, 3/15/2019				773,031
300	M		9%, 8/15/2031				295,500
350	M		GCI, Inc., 8.625%, 11/15/2019				368,375
750	M		Inmarsat Finance, PLC, 7.375%, 12/1/2017	(a)			789,375
			Intelsat Jackson Holdings SA:
275	M		7.25%, 4/1/2019				295,625
150	M		8.5%, 11/1/2019				163,875
250	M		7.25%, 10/15/2020				268,125
100	M		PAETEC Holding Corp., 9.875%, 12/1/2018				111,750
150	M		Qwest Communications International, Inc., 7.125%, 4/1/2018				155,813
			Sprint Capital Corp.:
300	M		6.9%, 5/1/2019				309,750
400	M		6.875%, 11/15/2028				359,000
225	M		Telesat Canada, 6%, 5/15/2017	(a)			234,844
			Wind Acquisition Finance SA:
200	M		11.75%, 7/15/2017	(a)			212,750
200	M		7.25%, 2/15/2018	(a)			208,000
			Windstream Corp.:
225	M		7.875%, 11/1/2017				252,000
325	M		7.75%, 10/15/2020				337,188
100	M		6.375%, 8/1/2023				92,000
							5,441,032
			Transportation-1.1%
525	M		Aircastle, Ltd., 6.25%, 12/1/2019				557,813
			Navios Maritime Holdings:
225	M		8.875%, 11/1/2017				236,250
175	M		8.125%, 2/15/2019				174,563
							968,626
			Utilities-3.1%
			AES Corp.:
125	M		9.75%, 4/15/2016				146,563
100	M		8%, 10/15/2017				115,500
100	M		7.375%, 7/1/2021				110,500
450	M		Atlantic Power Corp., 9%, 11/15/2018				454,500
			Calpine Corp.:
42	M		7.875%, 7/31/2020	(a)			45,465
350	M		7.5%, 2/15/2021	(a)			373,625
275	M		Dynegy, Inc., 5.875%, 6/1/2023	(a)			251,625
160	M		Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020				176,264
400	M		InterGen N.V., 7%, 6/30/2023	(a)			402,000
275	M		NRG Energy, Inc., 7.625%, 5/15/2019				291,500
398	M		NSG Holdings, LLC, 7.75%, 12/15/2025	(a)			419,890
							2,787,432
			Waste Management-.3%
275	M		ADS Waste Holdings, Inc., 8.25%, 10/1/2020	(a)			291,500
			Wireless Communications-3.0%
375	M		Intelsat Luxembourg SA, 8.125%, 6/1/2023	(a)			397,031
			MetroPCS Wireless, Inc.:
200	M		6.625%, 11/15/2020				208,000
450	M		6.25%, 4/1/2021	(a)			453,938
300	M		6.625%, 4/1/2023	(a)			301,875
425	M		SoftBank Corp., 4.5%, 4/15/2020	(a)			408,531
150	M		Sprint Corp., 7.875%, 9/15/2023	(a)			153,375
			Sprint Nextel Corp.:
100	M		9.125%, 3/1/2017				115,500
175	M		8.375%, 8/15/2017				198,625
225	M		7%, 8/15/2020				230,063
225	M		6%, 11/15/2022				208,125
							2,675,063
Total Value of Corporate Bonds (cost $78,988,308)							79,862,041
			LOAN PARTICIPATIONS-8.1%
			Automotive-.3%
303	M		Chrysler Group, LLC, 4.25%, 5/24/2017	(e)			306,734
			Chemicals-.4%
374	M		Dupont Performance Coatings, Inc., 4.75% 2/1/2020	(e)			376,312
			Consumer Non-Durables-.3%
229	M		Sun Products Corp., 5.5%, 3/15/2020	(e)			224,559
			Energy-1.0%
125	M		Fieldwood Energy, LLC, 8.375%, 9/30/2020	(b)	(e)		125,312
			Ocean Rig Drillships Financing Holding, Inc.
225	M		6% 2/2/2021	(e)			227,250
275	M		6% 3/31/2021	(e)			277,750
225	M		Samson Investment Co., 6% 9/25/2018	(e)			226,266
							856,578
			Financial-.5%
403	M		Ocwen Financial Corp., 5%, 1/31/2018	(e)			408,348
			Food/Drug-1.4%
498	M		Albertson's, LLC, 4.75%, 2/20/2016	(e)			497,811
			Rite Aid Corp.:
180	M		4.875%, 6/7/2021	(e)			180,810
250	M		4.875%, 6/21/2021	(e)			251,125
			Supervalu, Inc.:
298	M		5%, 3/21/2019	(e)			298,610
40	M		5%, 3/31/2019	(e)			40,554
							1,268,910
			Forest Products/Containers-.2%
221	M		Sealed Air Corp., 4%, 10/31/2019	(e)			222,997
			Gaming/Leisure-.3%
224	M		Seminole Hard Rock Entertainment, Inc., 3.5%, 4/28/2020	(e)			224,157
			Health Care-.4%
397	M		Valeant Pharmaceuticals International, Inc., 4.5%, 6/26/2020	(e)			400,126
			Information Technology-1.1%
353	M		ARRIS Group, Inc., 3.5%, 2/7/2020	(e)			351,312
650	M		BMC Software Finance, Inc., 5%, 8/9/2020	(e)			650,914
							1,002,226
			Manufacturing-.9%
383	M		Apex Tool Group, LLC, 4.5%, 1/8/2020	(e)			384,580
465	M		Gardner Denver, Inc., 4.25%, 7/30/2020	(e)			462,094
							846,674
			Media-Diversified-.2%
150	M		Kasima, LLC , 3.25%, 5/14/2021	(e)			149,594
			Metals/Mining-.6%
370	M		Arch Coal, Inc., 5.75%, 5/16/2018	(e)			361,982
170	M		Oxbow Carbon & Minerals, LLC, 8%, 1/18/2020	(e)			172,550
							534,532
			Retail-General Merchandise-.5%
149	M		Burger King Corp., 3.75%, 9/27/2019	(e)			149,165
299	M		General Nutrition Centers, Inc., 3.75%, 3/2/2018	(e)			301,657
							450,822
Total Value of Loan Participations (cost $7,236,248)							7,272,569
			COMMON STOCKS-.0%
			Telecommunications
5,970		*	World Access, Inc. (cost $97,361)	(c)			-
Total Value of Investments (cost $86,321,917)			97.5%				87,134,610
Other Assets, Less Liabilities			2.5				2,185,049
Net Assets			100.0%				$ 89,319,659

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2013, the Fund held one hundred twenty-one 144A securities with an aggregate value of
$32,527,279 representing 36.4% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September 30, 2013, the Fund
held two securities that were fair valued by the Valuation Committee with an aggregate value of $0 representing 0% of the Fund's net assets.

(d)	In default as to principal and/or interest payment

(e)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at September 30, 2013.

At September 30, 2013, the cost of investments for federal income tax purposes was $86,323,416. Accumulated net unrealized appreciation on investments was $811,194, consisting of $2,433,413 gross unrealized appreciation and $1,622,219 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$79,862,041	$-	$79,862,041
Loan Participations	-	7,272,569	-	7,272,569
Common Stocks	-	-	-	-
Total Investments in Securities*	$-	$87,134,610	$-	$87,134,610

*The Portfolio of Investments provides information on the industry categorization for corporate bonds, loan participations and common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, December 31, 2012	$375	$-	$375
Purchases	-	-	-
Sales	-	-	-
Change in unrealized
appreciation (depreciation)	(375)	-	(375)
Realized gain (loss)	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance, September 30, 2013	$-	$-	$-

The following is a summary of Level 3 inputs by industry:

Health Care	$-
Telecommunications	-
$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value categorized within Level 3 as of September 30, 2013:

Impact to
Valuation
	Fair Value				from and
	September 30,	Valuation	Unobservable		Increase
	2013	Methodologies	Input(s)(1)	Range	in Input(2)

Corporate Bonds	$-	Market	Market	100%	Increase
		Comparables	Comparables/
Bankruptcy

Common Stocks	$-	Market	Market	100%	Increase
		Comparables	Comparables/
Bankruptcy

(1)	In determining certain of these inputs, Management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments including exit strategies and realization opportunities. Management has determined that market participants would take these inputs into account when valuing the investments.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2013

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-56.9%
		Fannie Mae-23.0%
$759	M	2.5%, 11/1/2027 - 9/1/2028	(a)	$ 765,373
2,167	M	3%, 8/1/2022 - 10/16/2028	(a)	2,245,137
1,164	M	3.5%, 4/1/2033 - 8/1/2042	(a)	1,200,418
1,047	M	4%, 12/1/2040 - 1/1/2041		1,100,653
585	M	4.5%, 11/1/2040 - 8/1/2041		627,228
748	M	5.5%, 7/1/2034 - 10/1/2039		823,348
186	M	9%, 11/1/2026		219,254
66	M	11%, 10/1/2015		70,358
				7,051,769
		Freddie Mac-4.2%
460	M	2.5%, 1/1/2028		464,738
774	M	4%, 11/1/2040 - 12/1/2040		816,406
				1,281,144
		Government National Mortgage Association I Program-29.7%
2,367	M	4%, 7/15/2040 - 8/15/2041		2,517,046
1,811	M	4.5%, 12/15/2039 - 6/15/2040		1,966,068
3,101	M	5%, 6/15/2033 - 6/15/2040		3,425,283
870	M	5.5%, 2/15/2033 - 11/15/2038		967,023
204	M	6%, 11/15/2032 - 4/15/2036		225,778
				9,101,198
Total Value of Residential Mortgage-Backed Securities (cost $17,150,099)				17,434,111
		U.S. GOVERNMENT AGENCY OBLIGATIONS-28.9%
		Fannie Mae:
1,500	M	1.625%, 10/26/2015		1,537,468
1,000	M	1.25%, 1/30/2017		1,012,037
1,000	M	0.875%, 8/28/2017		991,030
400	M	0.875%, 10/26/2017		394,662
1,000	M	Federal Farm Credit Bank, 4.875%, 1/17/2017		1,130,109
1,250	M	Federal Home Loan Bank, 5.375%, 5/18/2016		1,408,033
		Freddie Mac:
300	M	0.875%, 3/7/2018		293,353
1,000	M	1.25%, 8/1/2019		961,908
1,000	M	Tennessee Valley Authority, 4.5%, 4/1/2018		1,127,846
Total Value of U.S. Government Agency Obligations (cost $8,870,231)				8,856,446
		U.S. GOVERNMENT OBLIGATIONS-10.3%
375	M	FDA Queens, LP, 6.99%, 6/15/2017	(b)	405,648
		U.S. Treasury Note:
200	M	1.875%, 9/30/2017		206,406

650	M	1.375%, 6/30/2018	651,752
700	M	1.5%, 8/31/2018	704,731
250	M	2%, 2/15/2023	238,145
400	M	1.75%, 5/15/2023	370,703
600	M	2.5%, 8/15/2023	593,953
Total Value of U.S. Government Obligations (cost $3,229,453)			3,171,338
		COMMERCIAL MORTGAGE BACKED SECURITIES-1.6%
		Federal Home Loan Mortgage Corporation
500	M	Multifamily Structured Pass Through, 2.13%, 1/25/2019 (cost $517,266)	500,825
		CORPORATE BONDS-1.5%
		Financials
479	M	Excalibur One 77B, LLC, 1.491%, 1/1/2025 (cost $476,542)	456,310
Total Value of Investments (cost $30,243,591)		99.2%	30,419,030
Other Assets, Less Liabilities		.8	231,462
Net Assets		100.0%	$ 30,650,492

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2013, the Fund held one 144A security with a value of $405,648 representing 1.3% of the Fund's net assets.

At September 30, 2013, the cost of investments for federal income tax purposes was
$30,243,591. Accumulated net unrealized appreciation on investments was
$175,439, consisting of $599,202 gross unrealized appreciation and $423,763 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$17,434,111	$-	$17,434,111
U.S. Government Agency
Obligations	-	8,856,446	-	8,856,446
U.S. Government Obligations	-	3,171,338	-	3,171,338
Commercial
Mortgage-Backed Securities	-	500,825	-	500,825
Corporate Bonds	-	456,310	-	456,310
Total Investments in Securities*	$-	$30,419,030	$-	$30,419,030

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.6%
			Consumer Discretionary-16.7%
113,200			Best Buy Company, Inc.	$ 4,245,000
34,800			BorgWarner, Inc.	3,528,372
118,900			CBS Corporation - Class "B"	6,558,524
229,700			Dana Holding Corporation	5,246,348
85,100			Delphi Automotive, PLC	4,971,542
104,900			GNC Holdings, Inc. - Class "A"	5,730,687
41,400			Harman International Industries, Inc.	2,741,922
50,100			Home Depot, Inc.	3,800,085
69,800		*	Jarden Corporation	3,378,320
86,900			L Brands, Inc.	5,309,590
30,000			Lear Corporation	2,147,100
31,500			McDonald's Corporation	3,030,615
89,700			Newell Rubbermaid, Inc.	2,466,750
85,000		*	Orient-Express Hotels, Ltd. - Class "A"	1,103,300
119,900			Pier 1 Imports, Inc.	2,340,448
83,600		*	Select Comfort Corporation	2,035,660
34,598		*	Steiner Leisure, Ltd.	2,021,561
35,200		*	TRW Automotive Holdings Corporation	2,510,112
23,500			Tupperware Brands Corporation	2,029,695
44,500			Walt Disney Company	2,869,805
58,383			Wyndham Worldwide Corporation	3,559,612
				71,625,048
			Consumer Staples-9.8%
116,000			Altria Group, Inc.	3,984,600
94,300		*	Amira Nature Foods, Ltd.	1,220,242
125,500			Avon Products, Inc.	2,585,300
119,478			Coca-Cola Company	4,525,827
78,700			CVS Caremark Corporation	4,466,225
34,500			Herbalife, Ltd.	2,407,065
76,200			Nu Skin Enterprises, Inc. - Class "A"	7,295,388
35,000			PepsiCo, Inc.	2,782,500
76,500			Philip Morris International, Inc.	6,624,135
37,313			Procter & Gamble Company	2,820,490
44,050			Wal-Mart Stores, Inc.	3,257,938
				41,969,710
			Energy-10.1%
38,400			Anadarko Petroleum Corporation	3,570,816
39,600			Chevron Corporation	4,811,400
64,000			ConocoPhillips	4,448,640
27,400			Devon Energy Corporation	1,582,624
59,400			Ensco, PLC - Class "A"	3,192,750
65,711			ExxonMobil Corporation	5,653,774
9,000			Hess Corporation	696,060
96,022			Marathon Oil Corporation	3,349,247
39,611			Marathon Petroleum Corporation	2,547,780
39,550			National Oilwell Varco, Inc.	3,089,251
118,000			Noble Corporation	4,456,860
31,950			Phillips 66	1,847,349
13,700			Schlumberger, Ltd.	1,210,532
84,207			Suncor Energy, Inc.	3,012,926
				43,470,009
			Financials-9.6%
64,006			American Express Company	4,833,733
39,000			Ameriprise Financial, Inc.	3,552,120
35,500			Armada Hoffler Properties, Inc. (REIT)	351,805
76,443			Discover Financial Services	3,863,429
26,600			Financial Select Sector SPDR Fund (ETF)	529,872
61,100			FirstMerit Corporation	1,326,481
52,100		*	Health Insurance Innovations, Inc. - Class "A"	622,595
23,500			Invesco, Ltd.	749,650
109,488			JPMorgan Chase & Company	5,659,435
34,700			M&T Bank Corporation	3,883,624
27,600			MetLife, Inc.	1,295,820
27,000			Morgan Stanley	727,650
45,000			PNC Financial Services Group, Inc.	3,260,250
27,000			SPDR S&P Regional Banking (ETF)	962,550
99,279			Sunstone Hotel Investors, Inc. (REIT)	1,264,814
98,000			U.S. Bancorp	3,584,840
97,200			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	1,932,336
65,967			Wells Fargo & Company	2,725,756
				41,126,760
			Health Care-12.6%
95,100			Abbott Laboratories	3,156,369
63,900			AbbVie, Inc.	2,858,247
29,100		*	Actavis, Inc.	4,190,400
27,830			Baxter International, Inc.	1,828,153
20,900			Covidien, PLC	1,273,646
55,622		*	Express Scripts Holding Company	3,436,327
107,700		*	Gilead Sciences, Inc.	6,767,868
74,675			Johnson & Johnson	6,473,576
2,612		*	Mallinckrodt, PLC	115,163
16,600			McKesson Corporation	2,129,780
83,743			Merck & Company, Inc.	3,987,004
38,600			Omnicare, Inc.	2,142,300
228,893			Pfizer, Inc.	6,571,518
71,843			Thermo Fisher Scientific, Inc.	6,620,332
73,900			Warner Chilcott, PLC - Class "A"	1,688,615
29,572			Zoetis, Inc.	920,281
				54,159,579
			Industrials-14.0%
50,594			3M Company	6,041,430
22,400		*	ADT Corporation	910,784
69,000			Altra Holdings, Inc.	1,856,790
36,000		*	Armstrong World Industries, Inc.	1,978,560
29,600			Caterpillar, Inc.	2,467,752
41,437			Chicago Bridge & Iron Company NV - NY Shares	2,808,185
41,400			Dover Corporation	3,718,962
12,400		*	Esterline Technologies Corporation	990,636
102,100			Generac Holdings, Inc.	4,353,544
105,796			General Electric Company	2,527,466
57,900			Honeywell International, Inc.	4,808,016
33,400			ITT Corporation	1,200,730
8,500			Lockheed Martin Corporation	1,084,175
62,696			Pentair, Ltd.	4,071,478
9,800			Raytheon Company	755,286
40,600			Ryder System, Inc.	2,423,820
27,800			Snap-on, Inc.	2,766,100
81,600		*	TAL International Group, Inc.	3,813,168
36,100			Textainer Group Holdings, Ltd.	1,367,107
25,500			Triumph Group, Inc.	1,790,610
102,800			Tyco International, Ltd.	3,595,944
43,000			United Technologies Corporation	4,636,260
				59,966,803
			Information Technology-17.8%
13,650			Apple, Inc.	6,507,638
96,300		*	ARRIS Group, Inc.	1,642,878
50,100			Avago Technologies, Ltd.	2,160,312
44,300		*	Blackhawk Network Holdings, Inc.	1,064,529
51,925		*	CDW Corporation	1,185,448
241,400			Cisco Systems, Inc.	5,653,588
28,000		*	eBay, Inc.	1,562,120
194,900			EMC Corporation	4,981,644
116,000			Hewlett-Packard Company	2,433,680
160,000			Intel Corporation	3,667,200
42,129			International Business Machines Corporation	7,801,448
117,900			Intersil Corporation - Class "A"	1,324,017
163,000			Mentor Graphics Corporation	3,809,310
241,800			Microsoft Corporation	8,054,358
79,300		*	NeuStar, Inc. - Class "A"	3,923,764
97,000			Oracle Corporation	3,217,490
41,700		*	PTC, Inc.	1,185,531
85,588			QUALCOMM, Inc.	5,765,208
126,660			Symantec Corporation	3,134,835
101,800		*	Take-Two Interactive Software, Inc.	1,848,688
62,100			TE Connectivity, Ltd.	3,215,538
68,800		*	Yahoo!, Inc.	2,281,408
				76,420,632
			Materials-6.8%
43,300			Celanese Corporation - Series "A"	2,285,807
43,500			Cytec Industries, Inc.	3,539,160
44,800			Eastman Chemical Company	3,489,920
103,540			Freeport-McMoRan Copper & Gold, Inc.	3,425,103
98,000			International Paper Company	4,390,400
60,700			LyondellBasell Industries NV - Class "A"	4,445,061
11,200			Praxair, Inc.	1,346,352
46,900			Rock-Tenn Company - Class "A"	4,749,563
37,550			RPM International, Inc.	1,359,310
				29,030,676
			Telecommunication Services-2.1%
120,000			AT&T, Inc.	4,058,400
108,100			Verizon Communications, Inc.	5,043,946
				9,102,346
			Utilities-.1%
13,826			Atmos Energy Corporation	588,849
Total Value of Common Stocks (cost $264,021,268)				427,460,412
			SHORT TERM- U.S. GOVERNMENT OBLIGATIONS-.5%
$2,000	M		U.S. Treasury Bills, 0.016%, 10/17/2013 (cost $1,999,986)	1,999,986
Total Value of Investments (cost $266,021,254)			100.1%	429,460,398
Excess of Liabilities Over Other Assets			(.1)	(57,517)
Net Assets			100.0%	$ 429,402,881

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2013, the cost of investments for federal income tax purposes was $267,656,574. Accumulated net unrealized appreciation on investments was $161,803,824, consisting of $165,287,586 gross unrealized appreciation and $3,483,762 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$427,460,412	$-	$-	$427,460,412
Short-Term U.S. Government
Obligations	-	1,999,986	-	1,999,986
Total Investments in Securities*	$427,460,412	$1,999,986	$-	$429,460,398

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2013

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.7%
			United Kingdom-22.9%
224,590		*	Barratt Developments, PLC		$ 1,122,386
138,061			British American Tobacco, PLC		7,325,499
112,787			Diageo, PLC		3,589,034
142,259			Domino's Pizza Group, PLC		1,345,391
135,673			Fresnillo, PLC		2,137,776
257,778			HSBC Holdings, PLC		2,794,394
3,425			Intertek Group, PLC		183,311
87,828		*	Persimmon, PLC		1,544,610
128,222		*	Rolls-Royce Holdings, PLC		2,308,997
75,227			SABMiller, PLC		3,829,510
110,105			Standard Chartered, PLC		2,640,694
					28,821,602
			Switzerland-16.7%
27,728			DKSH Holding, Ltd.		2,367,267
549			Lindt & Spruengli AG		2,253,070
78,039			Nestle SA - Registered		5,458,631
13,090			Novartis AG - Registered		1,006,088
1,183			Roche Holding AG - Genusscheine		319,086
1,617			SGS SA - Registered		3,860,772
277,515		*	UBS AG - Registered		5,677,664
					20,942,578
			India-9.7%
342,035			HDFC Bank, Ltd.		3,240,058
232			HDFC Bank, Ltd. (ADR)		7,141
86,235			Hindustan Unilever, Ltd.		864,278
365,917			Housing Development Finance Corporation, Ltd.		4,466,929
672,190			ITC, Ltd.		3,654,875
					12,233,281
			France-8.9%
127,996			Bureau Veritas SA		4,037,018
18,348			Essilor International SA		1,974,532
2,999			Hermes International		1,080,264
11,932			L'Oreal SA		2,050,474
16,855			Pernod Ricard SA		2,094,269
					11,236,557
			United States-7.8%
22,172			Accenture, PLC - Class "A"		1,632,746
31,500			Covidien, PLC		1,919,610
72,093			Philip Morris International, Inc.		6,242,533
					9,794,889
			Netherlands-7.4%
23,157			Core Laboratories NV		3,918,396
139,566			Unilever NV - CVA		5,432,521
					9,350,917
			Canada-6.8%
16,881			Alimentation Couche-Tard - Class "B"		1,052,538
36,318			Bank of Nova Scotia		2,085,662
53,861			Enbridge, Inc.		2,252,636
108,067			Goldcorp, Inc.		2,816,534
11,883			Silver Wheaton Corporation		295,023
					8,502,393
			Australia-3.5%
19,099			CSL, Ltd.		1,142,947
145,485			Newcrest Mining, Ltd.		1,591,621
47,438			Ramsay Health Care, Ltd.		1,606,166
					4,340,734
			Hong Kong-3.4%
83,655			Cheung Kong Infrastructure Holdings, Ltd.		579,803
252,412			Link REIT (REIT)		1,238,439
338,141			L'Occitane International SA		882,943
245,285			Sands China, Ltd.		1,516,594
					4,217,779
			Denmark-3.1%
22,843			Novo Nordisk A/S - Series "B"		3,880,654
			Germany-1.4%
24,515			SAP AG		1,814,218
			Japan-1.3%
16,000			Daito Trust Construction Company, Ltd.		1,599,592
			Ireland-1.2%
18,853			Paddy Power, PLC		1,512,088
			Mexico-1.1%
531,059			Wal-Mart de Mexico SAB de CV		1,382,135
			Spain-.8%
24,920			Grifols SA		1,023,800
			Brazil-.8%
37,764			Cielo SA		1,018,044
			Sweden-.7%
55,064			Elekta AB - Class "B"		886,428
			Italy-.7%
16,014			Luxottica Group SpA		852,357
			Indonesia-.5%
3,304,821			PT Telekomunikasi Indonesia Persero Tbk		599,320
Total Value of Common Stocks (cost $90,841,362)					124,009,366
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.8%
			United States
$1,000	M		U.S. Treasury Bill, 0.01%, 11/7/2013 (cost $999,990)		999,990
Total Value of Investments (cost $91,841,352)				99.5%	125,009,356
Other Assets, Less Liabilities				.5	630,728
Net Assets				100.0%	$ 125,640,084

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At September 30, 2013, the cost of investments for federal income tax purposes was $92,377,779. Accumulated net unrealized appreciation on investments was $32,631,577, consisting of $36,434,831 gross unrealized appreciation and $3,803,254 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$28,821,602	$-	$-	$28,821,602
Switzerland	20,942,578	-	-	20,942,578
India	12,233,281	-	-	12,233,281
France	11,236,557	-	-	11,236,557
United States	9,794,889	-	-	9,794,889
Netherlands	9,350,917	-	-	9,350,917
Canada	8,502,393	-	-	8,502,393
Australia	4,340,734	-	-	4,340,734
Hong Kong	4,217,779	-	-	4,217,779
Denmark	3,880,654	-	-	3,880,654
Germany	1,814,218	-	-	1,814,218
Japan	1,599,592	-	-	1,599,592
Ireland	1,512,088	-	-	1,512,088
Mexico	1,382,135	-	-	1,382,135
Spain	1,023,800	-	-	1,023,800
Brazil	1,018,044	-	-	1,018,044
Sweden	886,428	-	-	886,428
Italy	852,357	-	-	852,357
Indonesia	599,320	-	-	599,320
Short-Term U.S. Government
Obligations
United States	-	999,990	-	999,990
Total Investments in Securities	$124,009,366	$999,990	$-	$125,009,356

During the period ended September 30, 2013, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. Transfers, if any, between Levels are recognized at the end of the reporting period.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments in
Common Stocks
Balance, December 31, 2012	$16,371
Purchases	-
Sales	(32,454)
Change in unrealized
appreciation (depreciation)	-
Realized gain (loss)	16,083
Transfer into Level 3	-
Transfer out of Level 3	-
Balance, September 30, 2013	$-

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2013

Principal
Amount		Security		Value
		CORPORATE BONDS-97.9%
		Aerospace/Defense-.4%
$200	M	BAE Systems Holdings, Inc., 4.95%, 6/1/2014	(a)	$ 205,123
		Agriculture-.7%
340	M	Cargill, Inc., 6%, 11/27/2017	(a)	392,211
		Automotive-1.9%
200	M	Daimler Finance NA, LLC, 2.95%, 1/11/2017	(a)	207,309
400	M	General Motors Co., 3.5%, 10/2/2018	(a)	401,000
400	M	Johnson Controls, Inc., 5%, 3/30/2020		439,143
				1,047,452
		Chemicals-2.3%
450	M	CF Industries, Inc., 7.125%, 5/1/2020		528,272
400	M	Dow Chemical Co., 4.25%, 11/15/2020		419,070
300	M	LyondellBasell Industries NV, 6%, 11/15/2021		342,958
				1,290,300
		Consumer Durables-.5%
265	M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020		282,713
		Energy-9.7%
575	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	698,774
200	M	DCP Midstream, LLC, 9.75%, 3/15/2019	(a)	255,080
400	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		406,152
500	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		468,519
420	M	Maritime & Northeast Pipeline, LLC, 7.5%, 5/31/2014	(a)	434,818
400	M	Nabors Industries, Inc., 6.15%, 2/15/2018		450,239
400	M	ONEOK Partners, LP, 3.375%, 10/1/2022		369,190
500	M	Petrobras International Finance Co., 5.375%, 1/27/2021		504,793
400	M	Reliance Holdings USA, Inc., 4.5%, 10/19/2020	(a)	395,424
400	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		459,454
466	M	Valero Energy Corp., 9.375%, 3/15/2019		604,394
400	M	Weatherford International, Inc., 6.35%, 6/15/2017		449,192
				5,496,029
		Financial Services-15.5%
250	M	Aflac, Inc., 8.5%, 5/15/2019		323,504
600	M	American Express Co., 7%, 3/19/2018		723,586
		American International Group, Inc.:
300	M	4.875%, 9/15/2016		328,846
300	M	8.25%, 8/15/2018		374,824
400	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		455,285
300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		301,675
300	M	BlackRock, Inc., 5%, 12/10/2019		340,802
400	M	CoBank, ACB, 7.875%, 4/16/2018	(a)	488,490
200	M	Compass Bank, 6.4%, 10/1/2017		214,980
500	M	ERAC USA Finance Co., 4.5%, 8/16/2021	(a)	522,479
600	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		748,418
		General Electric Capital Corp.:
200	M	5.625%, 9/15/2017		228,099
500	M	5.3%, 2/11/2021		544,623
700	M	6.75%, 3/15/2032		837,302
400	M	Glencore Funding, LLC, 6%, 4/15/2014	(a)	409,699
400	M	Harley-Davidson Funding Corp., 5.75%, 12/15/2014	(a)	421,860
400	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	414,342
500	M	Protective Life Corp., 7.375%, 10/15/2019		605,318
400	M	Prudential Financial, Inc., 7.375%, 6/15/2019		495,898
				8,780,030
		Financials-21.2%
		Bank of America Corp.:
200	M	5.65%, 5/1/2018		225,935
450	M	5%, 5/13/2021		484,082
800	M	Barclays Bank, PLC, 5.125%, 1/8/2020		894,340
300	M	Bear Stearns Cos., Inc., 7.25%, 2/1/2018		359,667
		Citigroup, Inc.:
450	M	4.45%, 1/10/2017		487,619
800	M	6.125%, 11/21/2017		920,836
200	M	4.5%, 1/14/2022		209,969
200	M	Fifth Third Bancorp, 3.5%, 3/15/2022		197,944
		Goldman Sachs Group, Inc.:
600	M	6.15%, 4/1/2018		686,933
200	M	5.75%, 1/24/2022		222,099
300	M	3.625%, 1/22/2023		287,436
500	M	6.75%, 10/1/2037		523,395
		JPMorgan Chase & Co.:
600	M	6%, 1/15/2018		689,653
400	M	4.5%, 1/24/2022		417,964
		Merrill Lynch & Co., Inc.:
150	M	5%, 1/15/2015		157,532
645	M	6.4%, 8/28/2017		742,362
		Morgan Stanley:
600	M	5.95%, 12/28/2017		679,470
600	M	6.625%, 4/1/2018		697,262
750	M	5.5%, 7/28/2021		821,576
600	M	SunTrust Banks, Inc., 6%, 9/11/2017		687,651
400	M	UBS AG, 4.875%, 8/4/2020		447,807
		Wells Fargo & Co.:
600	M	4.6%, 4/1/2021		652,568
200	M	3.5%, 3/8/2022		200,545
300	M	3.45%, 2/13/2023		281,341
				11,975,986
		Food/Beverage/Tobacco-7.9%
400	M	Altria Group, Inc., 9.7%, 11/10/2018		529,369
400	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/2020		460,387
300	M	Bottling Group, LLC, 5.125%, 1/15/2019		341,692
550	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		685,639
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		479,767
300	M	Ingredion, Inc., 4.625%, 11/1/2020		318,241
400	M	Lorillard Tobacco Co., 6.875%, 5/1/2020		460,621
300	M	Mead Johnson Nutrition Co., 4.9%, 11/1/2019		332,420
400	M	Philip Morris International, Inc., 5.65%, 5/16/2018		463,443
400	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	403,898
				4,475,477
		Food/Drug-.7%
400	M	Safeway, Inc., 4.75%, 12/1/2021		402,337
		Forest Products/Containers-.7%
300	M	International Paper Co., 9.375%, 5/15/2019		396,074
		Gaming/Leisure-.7%
400	M	Marriott International, Inc., 3.25%, 9/15/2022		379,282
		Health Care-3.6%
400	M	Biogen IDEC, Inc., 6.875%, 3/1/2018		475,326
450	M	Express Scripts Holding Co., 4.75%, 11/15/2021		482,452
400	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		390,455
400	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	364,543
200	M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019		229,332
90	M	Roche Holdings, Inc., 6%, 3/1/2019	(a)	107,079
				2,049,187
		Information Technology-3.2%
400	M	Harris Corp., 4.4%, 12/15/2020		415,173
500	M	Motorola Solutions, Inc., 6%, 11/15/2017		570,887
400	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		441,235
400	M	Symantec Corp., 3.95%, 6/15/2022		394,412
				1,821,707
		Manufacturing-3.5%
380	M	CRH America, Inc., 8.125%, 7/15/2018		463,034
300	M	General Electric Co., 5.25%, 12/6/2017		341,770
400	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		474,569
400	M	Pentair Finance SA, 3.15%, 9/15/2022		369,997
300	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		346,229
				1,995,599
		Media-Broadcasting-2.8%
400	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	524,350
200	M	CBS Corp., 8.875%, 5/15/2019		255,963
200	M	Comcast Corp., 4.25%, 1/15/2033		189,217
300	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		280,501
300	M	Time Warner Entertainment Co., LP, 8.375%, 3/15/2023		350,522
				1,600,553
		Media-Diversified-1.3%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 11/15/2017		216,546
200	M	6.55%, 11/15/2037		195,321
300	M	Vivendi SA, 6.625%, 4/4/2018	(a)	339,616
				751,483
		Metals/Mining-5.0%
500	M	Alcoa, Inc., 6.15%, 8/15/2020		522,339
400	M	ArcelorMittal, 6.125%, 6/1/2018		425,500
500	M	Newmont Mining Corp., 5.125%, 10/1/2019		526,596
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		493,816
400	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		436,335
400	M	Xstrata Canada Financial Corp., 4.95%, 11/15/2021	(a)	400,714
				2,805,300
		Real Estate Investment Trusts-5.4%
500	M	Boston Properties, LP, 5.875%, 10/15/2019		576,565
550	M	Digital Realty Trust, LP, 5.25%, 3/15/2021		578,973
500	M	HCP, Inc., 5.375%, 2/1/2021		544,833
400	M	ProLogis, LP, 6.625%, 5/15/2018		468,185
400	M	Simon Property Group, LP, 5.75%, 12/1/2015		437,857
400	M	Ventas Realty, LP, 4.75%, 6/1/2021		421,903
				3,028,316
		Retail-General Merchandise-1.6%
600	M	GAP, Inc., 5.95%, 4/12/2021		665,822
200	M	Home Depot, Inc., 5.875%, 12/16/2036		229,050
				894,872
		Telecommunications-1.3%
105	M	BellSouth Telecommunications, 6.375%, 6/1/2028		114,796
309	M	GTE Corp., 6.84%, 4/15/2018		360,871
300	M	Rogers Communications, Inc., 3%, 3/15/2023		277,426
				753,093
		Transportation-2.3%
300	M	Burlington North Santa Fe, LLC, 3%, 3/15/2023		282,867
300	M	Con-way, Inc., 7.25%, 1/15/2018		340,348
440	M	GATX Corp., 4.75%, 6/15/2022		449,657
200	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	204,032
				1,276,904
		Utilities-5.7%
300	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	348,633
200	M	Electricite de France SA, 6.5%, 1/26/2019	(a)	240,171
400	M	Entergy Arkansas, Inc., 3.75%, 2/15/2021		413,734
400	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		438,644
		Great River Energy Co.:
89	M	5.829%, 7/1/2017	(a)	95,578
284	M	4.478%, 7/1/2030	(a)	290,455
400	M	National Fuel Gas Co., 8.75%, 5/1/2019		503,368
300	M	Ohio Power Co., 5.375%, 10/1/2021		338,212
400	M	Sempra Energy, 9.8%, 2/15/2019		535,886
				3,204,681
Total Value of Corporate Bonds (cost $53,676,536)		97.9%		55,304,709
Other Assets, Less Liabilities		2.1		1,194,099
Net Assets		100.0%		$ 56,498,808

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2013, the Fund held twenty-four 144A securities with an aggregate value of $8,565,678 representing 15.2% of the Fund's net assets.

At September 30, 2013, the cost of investments for federal income tax purposes was $53,675,536. Accumulated net unrealized appreciation on investments was
$1,629,173, consisting of $2,325,483 gross unrealized appreciation and $696,310 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$55,304,709	$-	$55,304,709

*The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
September 30, 2013

Shares		Security		Value
		COMMON STOCKS-95.1%
		Consumer Discretionary-18.1%
725		BorgWarner, Inc.		$ 73,508
1,950		CST Brands, Inc.		58,110
5,250		Dana Holding Corporation		119,910
1,925	*	Del Frisco's Restaurant Group, Inc.		38,827
2,375		Delphi Automotive, PLC		138,748
2,025		GNC Holdings, Inc. - Class "A"		110,626
1,110		Harman International Industries, Inc.		73,515
1,450	*	Jarden Corporation		70,180
1,600		L Brands, Inc.		97,760
1,800		Newell Rubbermaid, Inc.		49,500
450		Nordstrom, Inc.		25,290
4,250	*	Orient-Express Hotels, Ltd. - Class "A"		55,165
50		Oxford Industries, Inc.		3,399
3,025		Pier 1 Imports, Inc.		59,048
250		Ralph Lauren Corporation		41,182
2,000		Ruth's Hospitality Group, Inc.		23,720
1,450	*	Select Comfort Corporation		35,308
1,700		Stewart Enterprises, Inc. - Class "A"		22,338
1,400	*	TRW Automotive Holdings Corporation		99,834
825		Tupperware Brands Corporation		71,255
875		Wyndham Worldwide Corporation		53,349
				1,320,572
		Consumer Staples-7.4%
1,525	*	Amira Nature Foods, Ltd.		19,733
2,325		Avon Products, Inc.		47,895
100	*	Fairway Group Holdings Corporation		2,556
725		Herbalife, Ltd.		50,583
200		McCormick & Company, Inc.		12,940
1,950		Nu Skin Enterprises, Inc. - Class "A"		186,693
800		Pinnacle Foods, Inc.		21,176
5,235	*	Prestige Brands Holdings, Inc.		157,678
679		Tootsie Roll Industries, Inc.		20,927
975	*	WhiteWave Foods Company - Class "A"		19,471
				539,652
		Energy-7.1%
300	*	Dril-Quip, Inc.		34,425
1,650		Ensco, PLC - Class "A"		88,688
350		EOG Resources, Inc.		59,248
875		EQT Corporation		77,630
400		Hess Corporation		30,936
1,350		National Oilwell Varco, Inc.		105,448
2,000		Noble Corporation		75,540
2,175		Talisman Energy, Inc.		25,013
1,200	*	Weatherford International, Ltd.		18,396
				515,324
		Financials-11.4%
550		Ameriprise Financial, Inc.		50,094
1,950		Berkshire Hills Bancorp, Inc.		48,965
1,025		City National Corporation		68,326
2,150		Discover Financial Services		108,661
1,450		Douglas Emmett, Inc. (REIT)		34,032
425		Federal Realty Investment Trust (REIT)		43,116
875		Financial Select Sector SPDR Fund (ETF)		17,430
1,700		FirstMerit Corporation		36,907
1,650	*	Health Insurance Innovations, Inc. - Class "A"		19,718
330		Invesco, Ltd.		10,527
625		M&T Bank Corporation		69,950
1,170		NASDAQ OMX Group, Inc.		37,545
975		Oritani Financial Corporation		16,048
2,675		Protective Life Corporation		113,821
3,150		Provident New York Bancorp		34,304
200	*	Rexford Industrial Realty, Inc. (REIT)		2,702
900		SPDR S&P Regional Banking (ETF)		32,085
1,700		Waddell & Reed Financial, Inc. - Class "A"		87,516
				831,747
		Health Care-10.8%
1,075	*	Actavis, Inc.		154,800
1,200	*	Centene Corporation		76,752
725		DENTSPLY International, Inc.		31,472
1,550	*	Gilead Sciences, Inc.		97,402
850		McKesson Corporation		109,055
1,075		Omnicare, Inc.		59,663
200		Perrigo Company		24,676
1,200		Thermo Fisher Scientific, Inc.		110,580
2,275	*	Triple-S Management Corporation - Class "B"		41,837
3,650		Warner Chilcott, PLC - Class "A"		83,402
				789,639
		Industrials-16.9%
1,350		A.O. Smith Corporation		61,020
1,750		Altra Holdings, Inc.		47,092
925	*	Armstrong World Industries, Inc.		50,838
975	*	B/E Aerospace, Inc.		71,975
1,350		Chicago Bridge & Iron Company NV - NY Shares		91,490
925		Dover Corporation		83,093
500	*	Esterline Technologies Corporation		39,945
1,100		G&K Services, Inc. - Class "A"		66,429
2,560		Generac Holdings, Inc.		109,158
650		IDEX Corporation		42,412
1,225		ITT Corporation		44,039
800		J.B. Hunt Transport Services, Inc.		58,344
1,275		Pentair, Ltd.		82,799
350		Roper Industries, Inc.		46,504
875		Ryder System, Inc.		52,238
800		Snap-on, Inc.		79,600
1,100	*	TAL International Group, Inc.		51,403
700		Textainer Group Holdings, Ltd.		26,509
775		Triumph Group, Inc.		54,421
1,300	*	United Rentals, Inc.		75,777
				1,235,086
		Information Technology-11.6%
2,425	*	ARRIS Group, Inc.		41,370
1,200		Avago Technologies, Ltd.		51,744
2,475	*	Blackhawk Network Holdings, Inc.		59,474
1,450	*	CDW Corporation		33,104
400	*	Fiserv, Inc.		40,420
2,225		Intersil Corporation - Class "A"		24,987
3,500		Mentor Graphics Corporation		81,795
1,750		Microchip Technology, Inc.		70,507
2,450	*	NeuStar, Inc. - Class "A"		121,226
3,150		Symantec Corporation		77,962
4,100	*	Take-Two Interactive Software, Inc.		74,456
1,550		TE Connectivity, Ltd.		80,259
2,675		Technology Select Sector SPDR Fund (ETF)		85,680
				842,984
		Materials-8.0%
1,125		Cytec Industries, Inc.		91,530
775		Eastman Chemical Company		60,372
2,397		Freeport-McMoRan Copper & Gold, Inc.		79,293
1,850		International Paper Company		82,880
350		Praxair, Inc.		42,074
1,450		Rock-Tenn Company - Class "A"		146,841
500		Sigma-Aldrich Corporation		42,650
350		Westlake Chemical Corporation		36,631
				582,271
		Telecommunication Services-.7%
2,650		NTELOS Holdings Corporation		49,820
		Utilities-3.1%
1,075		AGL Resources, Inc.		49,482
1,400		Portland General Electric Company		39,522
1,300		SCANA Corporation		59,852
1,950		Wisconsin Energy Corporation		78,741
				227,597
Total Value of Common Stocks (cost $6,277,033)			95.1%	6,934,692
Other Assets, Less Liabilities			4.9	356,296
Net Assets			100.0%	$ 7,290,988

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2013, the cost of investments for federal income tax purposes was $6,277,033. Accumulated net unrealized appreciation on investments was $657,659, consisting of $693,090 gross unrealized appreciation and $35,431 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,934,692	$-	$-	$6,934,692

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2013

Shares		Security		Value
		COMMON STOCKS-97.6%
		Consumer Discretionary-20.4%
7,200		BorgWarner, Inc.		$ 730,008
28,730		Gentex Corporation		735,201
12,925		Home Depot, Inc.		980,361
1,040	*	Priceline.com, Inc.		1,051,388
12,320		Starbucks Corporation		948,270
20,710		TJX Companies, Inc.		1,167,837
4,247		Whirlpool Corporation		621,931
				6,234,996
		Consumer Staples-7.7%
6,290		Costco Wholesale Corporation		724,105
6,740		Kimberly-Clark Corporation		635,043
24,400		Kroger Company		984,296
				2,343,444
		Energy-6.0%
4,160		Chevron Corporation		505,440
4,480		ExxonMobil Corporation		385,459
6,820		Helmerich & Payne, Inc.		470,239
14,190		Valero Energy Corporation		484,588
				1,845,726
		Financials-8.5%
14,350		American Express Company		1,083,712
12,090		Discover Financial Services		611,029
5,200		Travelers Companies, Inc.		440,804
12,170		U.S. Bancorp		445,179
				2,580,724
		Health Care-16.3%
7,620	*	Actavis, Inc.		1,097,280
7,940		Cooper Companies, Inc.		1,029,739
5,390		Johnson & Johnson		467,259
6,620		McKesson Corporation		849,346
10,420		Omnicare, Inc.		578,310
18,150		ResMed, Inc.		958,683
				4,980,617
		Industrials-14.5%
10,130		Alaska Air Group, Inc.		634,341
19,030		AMETEK, Inc.		875,761
8,440		Boeing Company		991,700
8,820		Rockwell Automation, Inc.		943,211
15,390		Wabtec Corporation		967,569
				4,412,582
		Information Technology-22.0%
5,130	*	Alliance Data Systems Corporation		1,084,841
15,380	*	AOL, Inc.		531,840
2,650		Apple, Inc.		1,263,387
17,906	*	CoreLogic, Inc.		484,357
22,710		Hewlett-Packard Company		476,456
23,320		NetApp, Inc.		993,898
8,030		SanDisk Corporation		477,865
10,550	*	VMware, Inc. - Class "A"		853,495
8,692		Western Digital Corporation		551,073
				6,717,212
		Materials-2.2%
6,650		Rock-Tenn Company - Class "A"		673,446
Total Value of Common Stocks (cost $22,880,148)			97.6%	29,788,747
Other Assets, Less Liabilities			2.4	748,100
Net Assets			100.0%	$ 30,536,847

*	Non-income producing

At September 30, 2013, the cost of investments for federal income tax purposes was $22,880,495. Accumulated net unrealized appreciation on investments was $6,908,252, consisting of $7,190,680 gross unrealized appreciation and $282,428 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$29,788,747	$-	$-	$29,788,747

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
September 30, 2013

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.8%
			Consumer Discretionary-21.2%
81,500			Best Buy Company, Inc.	$ 3,056,250
77,500			CST Brands, Inc.	2,309,500
132,500			Dana Holding Corporation	3,026,300
13,200		*	Deckers Outdoor Corporation	870,144
57,500		*	Express, Inc.	1,356,425
24,500			Hanesbrands, Inc.	1,526,595
44,000			Harman International Industries, Inc.	2,914,120
26,500		*	Jarden Corporation	1,282,600
55,000		*	Live Nation Entertainment, Inc.	1,020,250
10,200			Loral Space & Communications, Inc.	690,846
113,825		*	M/I Homes, Inc.	2,347,072
66,875		*	Meritage Homes Corporation	2,872,281
110,500		*	Orient-Express Hotels, Ltd. - Class "A"	1,434,290
103,300			Pier 1 Imports, Inc.	2,016,416
16,775			PVH Corporation	1,991,025
88,500			Regal Entertainment Group - Class "A"	1,679,730
21,200			Ruth's Hospitality Group, Inc.	251,432
77,500		*	Select Comfort Corporation	1,887,125
42,000		*	Starz - Liberty Capital - Class "A"	1,181,460
28,500			Tupperware Brands Corporation	2,461,545
33,000		*	Visteon Corporation	2,496,120
17,650		*	WMS Industries, Inc.	458,018
				39,129,544
			Consumer Staples-3.0%
1,000		*	Amira Nature Foods, Ltd.	12,940
15,500			Herbalife, Ltd.	1,081,435
20,000			Nu Skin Enterprises, Inc. - Class "A"	1,914,800
44,000			Pinnacle Foods, Inc.	1,164,680
66,500		*	WhiteWave Foods Company - Class "A"	1,328,005
				5,501,860
			Energy-10.3%
117,925		*	Approach Resources, Inc.	3,099,069
29,425			Calumet Specialty Products Partners, LP	803,008
17,600			Ensco, PLC - Class "A"	946,000
124,512		*	Matrix Service Company	2,442,925
130,700		*	Midstates Petroleum Co., Inc.	670,491
37,500			Noble Corporation	1,416,375
312,850		*	PetroQuest Energy, Inc.	1,254,528
92,575		*	Stone Energy Corporation	3,002,207
100,125			Western Refining, Inc.	3,007,755
39,100		*	Whiting Petroleum Corporation	2,340,135
				18,982,493
			Financials-13.1%
62,200			American Financial, Inc.	3,362,532
217,875			Anworth Mortgage Asset Corporation (REIT)	1,052,336
6,400			Armada Hoffler Properties, Inc. (REIT)	63,424
44,000			Aspen Insurance Holdings, Ltd.	1,596,760
49,400			Berkshire Hills Bancorp, Inc.	1,240,434
26,500			City National Corporation	1,766,490
66,500			Douglas Emmett, Inc. (REIT)	1,560,755
22,000		*	EZCORP, Inc. - Class "A"	371,360
17,500			Federal Realty Investment Trust (REIT)	1,775,375
55,000			Financial Select Sector SPDR Fund (ETF)	1,095,600
77,500			FirstMerit Corporation	1,682,525
76,925			Montpelier Re Holdings, Ltd.	2,003,896
48,950			Oritani Financial Corporation	805,717
44,000			Protective Life Corporation	1,872,200
96,400			Provident New York Bancorp	1,049,796
44,000			SPDR S&P Regional Banking (ETF)	1,568,600
24,500			Waddell & Reed Financial, Inc. - Class "A"	1,261,260
				24,129,060
			Health Care-6.5%
51,000		*	Centene Corporation	3,261,960
25,025		*	Life Technologies Corporation	1,872,621
119,875			Masimo Corporation	3,193,470
44,000			Omnicare, Inc.	2,442,000
32,675			PerkinElmer, Inc.	1,233,481
				12,003,532
			Industrials-9.2%
20,000			Applied Industrial Technologies, Inc.	1,030,000
37,500			G&K Sevices, Inc. - Class "A"	2,264,625
66,500			Generac Holdings, Inc.	2,835,560
55,000			ITT Corporation	1,977,250
57,025			Kelly Services, Inc. - Class "A"	1,110,277
77,754			Kforce, Inc.	1,375,468
4,500			Precision Castparts Corporation	1,022,580
33,700			Ryder System, Inc.	2,011,890
20,000			Snap-On, Inc.	1,990,000
22,000		*	United Rentals, Inc.	1,282,380
				16,900,030
			Information Technology-21.4%
77,500			Avnet, Inc.	3,232,525
83,000		*	Blackhawk Network Holdings, Inc.	1,994,490
88,500		*	CDW Corporation	2,020,455
157,025		*	Demand Media, Inc.	992,398
57,000			IAC/InterActiveCorp	3,116,190
265,000			Intersil Corporation - Class "A"	2,975,950
108,800			Lender Processing Services, Inc.	3,619,776
93,000			Mentor Graphics Corporation	2,173,410
55,000			Microchip Technology, Inc.	2,215,950
88,500		*	Microsemi Corporation	2,146,125
40,000		*	NeuStar, Inc. - Class "A"	1,979,200
85,350		*	Progress Software Corporation	2,208,858
258,400		*	QLogic Corporation	2,826,896
33,000		*	Skyworks Solutions, Inc.	819,720
121,500		*	Take-Two Interactive Software, Inc.	2,206,440
331,500		*	TriQuint Semiconductor, Inc.	2,695,095
26,500		*	Verint Systems, Inc.	982,090
99,500		*	Vishay Intertechnology, Inc.	1,282,555
				39,488,123
			Materials-5.3%
47,200			AptarGroup, Inc.	2,838,136
63,925		*	Boise Cascade Company	1,722,779
19,000			Innospec, Inc.	886,540
22,000			Sensient Technologies Corporation	1,053,580
31,175			Westlake Chemical Corporation	3,262,776
				9,763,811
			Telecommunication Services-1.4%
17,500			iShares U.S. Telecommunications (ETF)	482,650
55,000			NTELOS Holdings Corporation	1,034,000
99,500		*	Premiere Global Services, Inc.	991,020
				2,507,670
			Utilities-3.4%
40,000			AGL Resources, Inc.	1,841,200
40,000			Portland General Electric Company	1,129,200
33,000			SCANA Corporation	1,519,320
44,000			Wisconsin Energy Corporation	1,776,720
				6,266,440
Total Value of Common Stocks (cost $148,751,164)				174,672,563
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.1%
$2,000	M		U.S. Treasury Bill, 0.01%, 11/7/2013 (cost $1,999,980)	1,999,980
Total Value of Investments (cost $150,751,144)			95.9%	176,672,543
Other Assets, Less Liabilities			4.1	7,553,809
Net Assets			100.0%	$ 184,226,352

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2013, the cost of investments for federal income tax purposes was $151,338,015. Accumulated net unrealized appreciation on investments was $25,334,528, consisting of $29,357,425 gross unrealized appreciation and $4,022,897 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$174,672,563	$-	$-	$174,672,563
Short-Term U.S. Government
Obligations	-	1,999,980	-	1,999,980
Total Investments in Securities*	$174,672,563	$1,999,980	$-	$176,672,543

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2013

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--64.2%
		Agency For International Development - Israel:
$698	M	9/15/2015	0.58%		$ 690,123
2,134	M	11/15/2015	0.62		2,106,281
		Fannie Mae:
243	M	8/12/2015	0.54		240,586
600	M	9/23/2015	0.58		593,146
2,358	M	11/15/2015	0.64		2,326,146
650	M	Federal Judiciary Office Building, 2/15/2015	1.07		640,543
		Freddie Mac:
550	M	3/15/2015	0.72		544,287
930	M	9/15/2015	0.74		916,708
830	M	9/15/2015	0.74		818,139
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	1.12		206,224
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	0.68		198,143
2,727	M	Resolution Funding Corporation, 10/15/2015	0.50		2,699,599
2,000	M	Tennessee Valley Authority, 11/1/2015	1.02		1,958,138
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $12,651,234)					13,938,063
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--35.5%
7,760	M	U.S. Treasury Strips, 11/15/2015 (cost $6,864,118)	0.35		7,701,885
Total Value of Investments (cost $19,515,352)		99.7%			21,639,948
Other Assets, Less Liabilities		0.3			61,679
Net Assets		100.0%			$ 21,701,627

+	The effective yields shown for the zero coupon obligations are the effective yields at September 30, 2013.

At September 30, 2013, the cost of investments for federal
income tax purposes was $19,520,021. Accumulated net
unrealized appreciation on investments was $2,119,927,
consisting entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$13,938,063	$-	$13,938,063
U.S. Government
Zero Coupon Obligations	-	7,701,885	-	7,701,885
Total Investments in Securities	$-	$21,639,948	$-	$21,639,948

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
September 30, 2013

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-55.7%
		Consumer Discretionary-9.3%
1,150		Best Buy Company, Inc.	$ 43,125
350		BorgWarner, Inc.	35,487
1,200		CBS Corporation - Class "B"	66,192
2,450		Dana Holding Corporation	55,958
900		Delphi Automotive, PLC	52,578
1,050		GNC Holdings, Inc. - Class "A"	57,361
500		Harman International Industries, Inc.	33,115
500		Home Depot, Inc.	37,925
600	*	Jarden Corporation	29,040
900		L Brands, Inc.	54,990
300		Lear Corporation	21,471
350		McDonald's Corporation	33,673
950		Newell Rubbermaid, Inc.	26,125
900	*	Orient-Express Hotels, Ltd. - Class "A"	11,682
1,350		Pier 1 Imports, Inc.	26,352
850	*	Select Comfort Corporation	20,698
300	*	Steiner Leisure, Ltd.	17,529
450	*	TRW Automotive Holdings Corporation	32,089
250		Tupperware Brands Corporation	21,593
400		Walt Disney Company	25,796
550		Wyndham Worldwide Corporation	33,534
			736,313
		Consumer Staples-5.5%
1,300		Altria Group, Inc.	44,655
1,000	*	Amira Nature Foods, Ltd.	12,940
1,250		Avon Products, Inc.	25,750
1,350		Coca-Cola Company	51,138
900		CVS Caremark Corporation	51,075
300		Herbalife, Ltd.	20,931
750		Nu Skin Enterprises, Inc. - Class "A"	71,805
300		PepsiCo, Inc.	23,850
800		Philip Morris International, Inc.	69,272
350		Procter & Gamble Company	26,456
500		Wal-Mart Stores, Inc.	36,980
			434,852
		Energy-5.7%
350		Anadarko Petroleum Corporation	32,546
400		Chevron Corporation	48,600
700		ConocoPhillips	48,657
300		Devon Energy Corporation	17,328
650		Ensco, PLC - Class "A"	34,938
700		ExxonMobil Corporation	60,228
100		Hess Corporation	7,734
1,000		Marathon Oil Corporation	34,880
350		Marathon Petroleum Corporation	22,512
450		National Oilwell Varco, Inc.	35,149
1,300		Noble Corporation	49,101
350		Phillips 66	20,237
100		Schlumberger, Ltd.	8,836
900		Suncor Energy, Inc.	32,202
			452,948
		Financials-5.2%
650		American Express Company	49,088
400		Ameriprise Financial, Inc.	36,432
200		Armada Hoffler Properties, Inc. (REIT)	1,982
800		Discover Financial Services	40,432
250		Financial Select Sector SPDR Fund (ETF)	4,980
600		FirstMerit Corporation	13,026
325	*	Health Insurance Innovations, Inc. - Class "A"	3,884
150		Invesco, Ltd.	4,785
1,150		JPMorgan Chase & Company	59,443
300		M&T Bank Corporation	33,576
250		MetLife, Inc.	11,737
300		Morgan Stanley	8,085
450		PNC Financial Services Group, Inc.	32,603
250		SPDR S&P Regional Banking (ETF)	8,913
1,100		Sunstone Hotel Investors, Inc. (REIT)	14,014
1,100		U.S. Bancorp	40,238
900		Urstadt Biddle Properties, Inc. - Class "A" (REIT)	17,892
750		Wells Fargo & Company	30,990
			412,100
		Health Care-7.1%
1,000		Abbott Laboratories	33,190
600		AbbVie, Inc.	26,838
350	*	Actavis, Inc.	50,400
250		Baxter International, Inc.	16,422
250		Covidien, PLC	15,235
550	*	Express Scripts Holding Company	33,979
1,100	*	Gilead Sciences, Inc.	69,124
800		Johnson & Johnson	69,352
18	*	Mallinckrodt, PLC	794
150		McKesson Corporation	19,245
900		Merck & Company, Inc.	42,849
400		Omnicare, Inc.	22,200
2,500		Pfizer, Inc.	71,775
750		Thermo Fisher Scientific, Inc.	69,113
700		Warner Chilcott, PLC - Class "A"	15,995
300		Zoetis, Inc.	9,336
			565,847
		Industrials-7.6%
500		3M Company	59,705
200	*	ADT Corporation	8,132
650		Altra Holdings, Inc.	17,491
300	*	Armstrong World Industries, Inc.	16,488
250		Caterpillar, Inc.	20,842
450		Chicago Bridge & Iron Company NV - NY Shares	30,496
400		Dover Corporation	35,932
350	*	Esterline Technologies Corporation	27,961
1,000		Generac Holdings, Inc.	42,640
1,100		General Electric Company	26,279
550		Honeywell International, Inc.	45,672
350		ITT Corporation	12,583
50		Lockheed Martin Corporation	6,378
600		Pentair, Ltd.	38,964
50		Raytheon Company	3,853
400		Ryder System, Inc.	23,880
250		Snap-on, Inc.	24,875
800	*	TAL International Group, Inc.	37,384
550		Textainer Group Holdings, Ltd.	20,829
350		Triumph Group, Inc.	24,577
1,000		Tyco International, Ltd.	34,980
400		United Technologies Corporation	43,128
			603,069
		Information Technology-10.1%
125		Apple, Inc.	59,594
1,000	*	ARRIS Group, Inc.	17,060
500		Avago Technologies, Ltd.	21,560
500	*	Blackhawk Network Holdings, Inc.	12,015
600	*	CDW Corporation	13,698
2,600		Cisco Systems, Inc.	60,892
250	*	eBay, Inc.	13,948
2,100		EMC Corporation	53,676
1,300		Hewlett-Packard Company	27,274
1,750		Intel Corporation	40,110
450		International Business Machines Corporation	83,331
1,300		Intersil Corporation - Class "A"	14,599
1,650		Mentor Graphics Corporation	38,561
2,650		Microsoft Corporation	88,272
850	*	NeuStar, Inc. - Class "A"	42,058
1,000		Oracle Corporation	33,170
350	*	PTC, Inc.	9,950
950		QUALCOMM, Inc.	63,992
1,300		Symantec Corporation	32,175
1,150	*	Take-Two Interactive Software, Inc.	20,884
650		TE Connectivity, Ltd.	33,657
700	*	Yahoo!, Inc.	23,212
			803,688
		Materials-3.9%
400		Celanese Corporation - Series "A"	21,116
600		Cytec Industries, Inc.	48,816
450		Eastman Chemical Company	35,055
1,150		Freeport-McMoRan Copper & Gold, Inc.	38,042
1,000		International Paper Company	44,800
600		Lyondellbasell Industries NV - Class "A"	43,938
100		Praxair, Inc.	12,021
500		Rock-Tenn Company - Class "A"	50,635
400		RPM International, Inc.	14,480
			308,903
		Telecommunication Services-1.3%
1,350		AT&T, Inc.	45,657
1,200		Verizon Communications, Inc.	55,992
			101,649
		Utilities-.0%
100		Atmos Energy Corporation	4,259
Total Value of Common Stocks (cost $4,098,932)			4,423,628
		EXCHANGE TRADED FUNDS-31.9%
		Intermediate-Term Bond Fund-29.1%
28,631		Vanquard Total Bond Market ETF	2,315,675
		Municipal Bonds Fund-2.8%
2,100		iShares S&P National AMT - Free Muni Bond Fund ETF	219,429
Total Value of Exchange Traded Funds (cost $2,572,617)			2,535,104
		CORPORATE BONDS-3.0%
		Financial Services-1.6%
$100		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	124,736
		Financials-1.4%
100		Morgan Stanley, 6.625%, 4/1/2018	116,211
Total Value of Corporate Bonds (cost $240,031)			240,947
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-6.3%
500		U.S. Treasury Bill, 0.0005%, 10/10/2013 (cost $500,000)	500,000
Total Value of Investments (cost $7,411,580)		96.9%	7,699,679
Other Assets, Less Liabilities		3.1	245,217
Net Assets		100.0%	$ 7,944,896

*	Non-income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2013, the cost of investments for federal income tax purposes was $7,412,477. Accumulated net unrealized appreciation on investments was $287,202, consisting of $364,074 gross unrealized appreciation and $76,872 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,423,628	$-	$-	$4,423,628
Exchange Traded Funds
Intermediate-Term Bond Fund	2,315,675	-	-	2,315,675
Municipal Bond Fund	219,429	-	-	219,429
Corporate Bonds	-	240,947	-	240,947
Short-Term U.S. Government
Obligations	-	500,000	-	500,000
Total Investments in Securities	$6,958,732	$740,947	$-	$7,699,679

*The Portfolio of Investments provides information on the industry categorization for common stocks and exchange traded funds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended September 30, 2013. Transfers, if any, between
Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S.
securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S.
Government Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of September 30, 2013, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's President and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended)

are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ DEREK BURKE

Derek Burke

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 27, 2013